Condensed Consolidated Statements of Changes In Shareholders’ (Deficit) Equity (Unaudited) - USD ($)		No par-value Common Stock Previously Reported	No par-value Common Stock Conversion of Shares Due to Recapitalization		No par-value Common Stock As Restated	No par-value Common Stock	Accumulated Deficit Previously Reported	Accumulated Deficit Conversion of Shares Due to Recapitalization	Accumulated Deficit As Restated	Accumulated Deficit	Previously Reported	Conversion of Shares Due to Recapitalization		As Restated	Total
Balances at Oct. 31, 2021		$ 14,629	$ (12,600)		$ 2,029		$ 940,949		$ 940,949		$ 955,578	$ (12,600)		$ 944,784
Balances (in Shares) at Oct. 31, 2021		16,000,000	(13,781,300)		2,218,700
Stock-based compensation	[1]														$ 0
Net income										(46,030)					(46,030)
Balances at Oct. 31, 2022		$ 27,703	$ 4,783		$ 32,486	$ 2,029	894,919		894,919	894,919	922,622	4,783		927,405	898,754
Balances (in Shares) at Oct. 31, 2022		16,000,000	(13,781,300)		2,218,700	2,218,700
Stock-based compensation	[1]					$ 770									770
Net income										25,728					25,728
Balances at Oct. 31, 2023		$ 33,256	$ 81,818	[1]	$ 115,074	$ 33,256	920,647	[1]	920,647	920,647	953,903	81,818	[1]	1,035,721	$ 953,903
Balances (in Shares) at Oct. 31, 2023		16,000,000	(4,736,367)	[1]	11,263,633	2,218,700									2,218,700
Stock-based compensation						$ 21,154									$ 21,154
Net income										(241,726)					(241,726)
Balances at Jan. 31, 2024						$ 136,228				678,921					815,149
Balances (in Shares) at Jan. 31, 2024						11,263,633
Balances at Oct. 31, 2023		$ 33,256	$ 81,818	[1]	$ 115,074	$ 33,256	$ 920,647	[1]	$ 920,647	920,647	$ 953,903	$ 81,818	[1]	$ 1,035,721	$ 953,903
Balances (in Shares) at Oct. 31, 2023		16,000,000	(4,736,367)	[1]	11,263,633	2,218,700									2,218,700
Stock-based compensation						$ 196,437									$ 196,437
Loss on debt extinguishment						28,350									28,350
Net income										(1,862,683)					(1,862,683)
Balances at Oct. 31, 2024						$ 339,861				(942,036)					$ (602,175)
Balances (in Shares) at Oct. 31, 2024						11,263,633									11,263,633
Stock-based compensation						$ 46,497									$ 46,497
Net income										(919,142)					(919,142)
Balances at Jan. 31, 2025						$ 386,358				$ (1,861,178)					$ (1,474,820)
Balances (in Shares) at Jan. 31, 2025						11,263,633									11,263,633

[1]	Recasted shareholders’ equity of Helio Corporation